State Street Corporation

One Lincoln Street

Mail Stop: 0805

Boston, MA 02111

January 26, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 112

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the iMGP RBA Responsible Global Allocation ETF, each dated January 21, 2022, do not differ from those contained in Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 20, 2022 (Accession #0001193125-22-013751).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Managing Director

cc:    John Coughlan